Trade and Other Receivables (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Trade and Other Receivables
Beginning balance	$ 82	$ 64
Write Off	0	(2)
Allowance provided/(recovery)	(28)	20
Ending balance	$ 54	$ 82